Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,857,689,312	$ 3,581,786,164
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,096,331,116	1,124,651,246
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,484,498	8,600,595
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	104,417,642	121,456,801
Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	92,933,144	112,856,206
Common Stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,484,498	8,600,595
EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	565,934,767	497,217,418
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	565,934,767	497,217,418
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,749,873,698	2,448,534,323
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	437,463,205	514,577,622
EBP, Employer, Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 437,463,205	$ 514,577,622